Property, Plant and Equipment and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets

Property, Plant and Equipment

	December 31, 2015	December 31, 2014	Estimated Useful Lives (In Years)
Gathering systems	$6,304.5	$2,588.6	5 to 20
Processing and fractionation facilities	2,995.2	1,890.7	5 to 25
Terminaling and storage facilities	1,115.0	1,038.9	5 to 25
Transportation assets	454.0	359.0	10 to 25
Other property, plant and equipment	221.1	149.3	3 to 25
Land	108.8	95.6	—
Construction in progress	736.5	399.0	—

Property, plant and equipment	11,935.1	6,521.1
Accumulated depreciation	(2,232.4)	(1,696.5)

Property, plant and equipment, net	$9,702.7	$4,824.6

Intangible assets	$2,036.6	$681.8	20
Accumulated amortization	(226.5)	(89.9)

Intangible assets, net	$1,810.1	$591.9

Schedule of Intangible Assets
Amortization expense attributable to our intangible assets related to the Badlands acquisition is recorded using a method that closely reflects the cash flow pattern underlying their intangible asset valuation.

	December 31,
	2015	2014
Beginning of period	$591.9	$653.4
Additions from acquisition	1,354.9	—
Amortization	(136.7)	(61.5)

Intangible assets, net	$1,810.1	$591.9